Inventories (Tables)	6 Months Ended
Jun. 30, 2025
Classes of current inventories [abstract]
Schedule of Inventories
The Group’s inventory balances as of 30 June 2025 and 31 December 2024 are as follows:

	30 June 2025	31 December 2024
Raw materials and supplies	84,076	53,566
Work in progress	83,452	81,243
Finished goods	120	—
Inventory reserves	(12,158)	(6,920)
Total Balance	155,490	127,889